Share Capital - Summary of Share-based Compensation Recorded for Each Type of Award (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 1,265	$ 1,420
Options
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	680	888
RSUs
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	425	344
DSUs
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 160	$ 188